CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 54,771	$ 40,751
Marketable securities	64,684	36,924
Short-term bank deposits	191,038	100,276
Trade receivables, net	16,848	22,610
Other current assets and prepaid expenses	6,526	7,469
Inventories	13,935	13,940
Total current assets	347,802	221,970
LONG-TERM INVESTMENTS:
Marketable securities	66,836	112,696
Long-term bank deposits	71,421	137,095
Other assets	2,453	2,300
Total long-term investments	140,710	252,091
Property and equipment, net	22,976	22,971
Operating lease right-of-use assets	27,823	18,144
Intangible assets, net	12,588	14,481
Goodwill	41,144	41,144
Other long-term assets	30,222	24,398
Total assets	623,265	595,199
CURRENT LIABILITIES:
Trade payables	3,882	6,315
Deferred revenues	92,127	79,239
Operating lease liabilities	5,224	5,193
Employees and payroll accruals	27,007	19,037
Other payables and accrued expenses	15,507	15,757
Total current liabilities	143,747	125,541
LONG-TERM LIABILITIES:
Deferred revenues	54,797	50,888
Operating lease liabilities	24,851	13,914
Other long-term liabilities	11,409	9,525
Total long-term liabilities	91,057	74,327
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 90,000,000 at December 31, 2020 and 2019; Issued: 59,284,860 and 57,931,768 shares at December 31, 2020 and 2019, respectively; Outstanding: 46,386,889 and 46,987,757 shares at December 31, 2020 and 2019, respectively	721	710
Additional paid-in capital	443,018	414,581
Treasury stock 12,897,971 and 10,944,011 of Ordinary shares at December 31, 2020 and 2019, respectively	(190,552)	(145,226)
Accumulated other comprehensive income	1,517	1,145
Retained earnings	133,757	124,121
Total shareholders' equity	388,461	395,331
Total liabilities and shareholders' equity	$ 623,265	$ 595,199